Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Aptus Collared Investment Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Collared Investment Opportunity ETF
Class Name	Aptus Collared Investment Opportunity ETF
Trading Symbol	ACIO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/acio/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Collared Investment Opportunity ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/acio/ for more recent performance information.
Net Assets	$ 1,452,253,598
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 4,596,103
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,452,253,598
Number of Holdings	108
Portfolio Turnover	11%
Net Advisory Fee	$4,596,103
30-Day SEC Yield	0.42%
30-Day SEC Yield Unsubsidized	0.42%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	7.1%
NVIDIA Corporation	6.7%
Microsoft Corporation	6.2%
Alphabet, Inc. - Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.6%
Broadcom, Inc.	2.1%
ServiceNow, Inc.	1.9%
JPMorgan Chase & Company	1.9%
Exxon Mobil Corporation	1.8%

Security Type	(% of Net Assets)
Common Stocks	98.2%
Purchased Options	2.0%
Cash & Other	0.3%
Money Market Funds	0.2%
Written Options	-0.7%

Top Sectors	(% of Net Assets)
Technology	31.5%
Consumer, Non-cyclical	16.0%
Financial	14.4%
Communications	13.5%
Consumer, Cyclical	8.5%
Industrial	6.4%
Energy	3.3%
Utilities	2.5%
Basic Materials	2.1%
Cash & Other	1.8%

Updated Prospectus Web Address	https://aptusetfs.com/acio/
Aptus Defined Risk ETF
Shareholder Report [Line Items]
Fund Name	Aptus Defined Risk ETF
Class Name	Aptus Defined Risk ETF
Trading Symbol	DRSK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/drsk/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Defined Risk ETF	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/drsk/ for more recent performance information.
Net Assets	$ 932,275,981
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 2,378,590
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$932,275,981
Number of Holdings	27
Portfolio Turnover	9%
Net Advisory Fee	$2,378,590
30-Day SEC Yield	3.73%
30-Day SEC Yield Unsubsidized	3.73%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
iShares iBonds Dec 2028 Term Corporate ETF	9.8%
iShares iBonds Dec 2031 Term Corporate ETF	9.6%
iShares iBonds Dec 2027 Term Corporate ETF	8.8%
iShares iBonds Dec 2029 Term Corporate ETF	8.5%
iShares iBonds Dec 2032 Term Corporate ETF	7.0%
iShares iBonds Dec 2033 Term Corporate ETF	7.0%
Invesco BulletShares 2032 Corporate Bond ETF	7.0%
iShares iBonds Dec 2030 Term Corporate ETF	6.6%
Invesco BulletShares 2030 Corporate Bond ETF	6.4%
Invesco BulletShares 2031 Corporate Bond ETF	6.0%

Security Type	(% of Net Assets)
Exchange Traded Funds	92.4%
Purchased Options	4.5%
Cash & Other	2.5%
Money Market Funds	1.4%
Written Options	-0.8%

Top Sectors	(% of Net Assets)
Investment Grade Corporate Bonds	92.4%
Cash & Other	7.6%

Updated Prospectus Web Address	https://aptusetfs.com/drsk/
Aptus Drawdown Managed Equity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Drawdown Managed Equity ETF
Class Name	Aptus Drawdown Managed Equity ETF
Trading Symbol	ADME
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/adme/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Drawdown Managed Equity ETF	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/adme/ for more recent performance information.
Net Assets	$ 224,561,272
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$224,561,272
Number of Holdings	82
Portfolio Turnover	10%
Net Advisory Fee	$771,125
30-Day SEC Yield	0.44%
30-Day SEC Yield Unsubsidized	0.44%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	7.1%
NVIDIA Corporation	6.8%
Microsoft Corporation	6.3%
Alphabet, Inc. - Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.6%
Broadcom, Inc.	2.1%
ServiceNow, Inc.	1.9%
JPMorgan Chase & Company	1.9%
Exxon Mobil Corporation	1.8%

Security Type	(% of Net Assets)
Common Stocks	98.7%
Purchased Options	1.1%
Money Market Funds	0.4%
Cash & Other	0.4%
Written Options	-0.6%

Top Sectors	(% of Net Assets)
Technology	31.6%
Consumer, Non-cyclical	16.1%
Financial	14.4%
Communications	13.6%
Consumer, Cyclical	8.6%
Industrial	6.5%
Energy	3.3%
Utilities	2.5%
Basic Materials	2.1%
Cash & Other	1.3%

Updated Prospectus Web Address	https://aptusetfs.com/adme/
Aptus Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Enhanced Yield ETF
Class Name	Aptus Enhanced Yield ETF
Trading Symbol	JUCY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/jucy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Enhanced Yield ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/jucy/ for more recent performance information.
Net Assets	$ 348,377,428
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$348,377,428
Number of Holdings	15
Portfolio Turnover	24%
Net Advisory Fee	$985,312
30-Day SEC Yield	7.63%
30-Day SEC Yield Unsubsidized	7.63%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
U.S. Treasury Notes	83.9%
Citigroup Global Markets Holdings, Inc., ELN	3.6%
GS Finance Corporation, ELN	3.5%
BNP Paribas Issuance B.V., ELN	3.5%
UBS AG, ELN	3.5%
First American Treasury Obligations Fund - Class X	1.2%

Security Type	(% of Net Assets)
U.S. Treasury Securities	83.9%
Equity-Linked Notes	14.1%
Money Market Funds	1.2%
Cash & Other	0.8%

Top Sectors	(% of Net Assets)
U.S. Government	83.9%
Cash & Other	16.1%

Updated Prospectus Web Address	https://aptusetfs.com/jucy/
Aptus International Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus International Enhanced Yield ETF
Class Name	Aptus International Enhanced Yield ETF
Trading Symbol	IDUB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/idub/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus International Enhanced Yield ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/idub/ for more recent performance information.
Net Assets	$ 214,485,211
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 372,143
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$214,485,211
Number of Holdings	7
Portfolio Turnover	0%
Net Advisory Fee	$372,143
30-Day SEC Yield	5.60%
30-Day SEC Yield Unsubsidized	5.60%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
iShares Core MSCI International Developed Markets ETF	56.1%
SPDR Portfolio Emerging Markets ETF	28.8%
GS Finance Corporation, ELN	3.5%
UBS AG, ELN	3.4%
Citigroup Global Markets Holdings, Inc., ELN	3.4%
BNP Paribas Issuance B.V., ELN	3.4%
First American Treasury Obligations Fund - Class X	1.2%

Security Type	(% of Net Assets)
Exchange Traded Funds	84.9%
Equity-Linked Notes	13.7%
Money Market Funds	1.2%
Cash & Other	0.2%

Top Sectors	(% of Net Assets)
Developed Market Equity	56.1%
Emerging Market Equity	28.8%
Cash & Other	15.1%

Updated Prospectus Web Address	https://aptusetfs.com/idub/
Aptus Large Cap Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Enhanced Yield ETF
Class Name	Aptus Large Cap Enhanced Yield ETF
Trading Symbol	DUBS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/dubs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Enhanced Yield ETF	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/dubs/ for more recent performance information.
Net Assets	$ 205,808,970
Holdings Count | $ / shares	384
Advisory Fees Paid, Amount	$ 359,684
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$205,808,970
Number of Holdings	384
Portfolio Turnover	0%
Net Advisory Fee	$359,684
30-Day SEC Yield	2.70%
30-Day SEC Yield Unsubsidized	2.70%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.0%
NVIDIA Corporation	5.9%
Microsoft Corporation	5.5%
UBS AG, ELN	3.5%
Citigroup Global Markets Holdings, Inc., ELN	3.5%
BNP Paribas Issuance B.V., ELN	3.5%
GS Finance Corporation, ELN	3.4%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.3%

Security Type	(% of Net Assets)
Common Stocks	84.8%
Equity-Linked Notes	13.9%
Money Market Funds	1.0%
Cash & Other	0.3%

Top Sectors	(% of Net Assets)
Technology	26.1%
Consumer, Non-cyclical	14.5%
Communications	12.7%
Financial	12.3%
Consumer, Cyclical	7.0%
Industrial	5.8%
Energy	3.0%
Utilities	1.9%
Basic Materials	1.5%
Cash & Other	15.2%

Updated Prospectus Web Address	https://aptusetfs.com/dubs/
Opus Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Opus Small Cap Value ETF
Class Name	Opus Small Cap Value ETF
Trading Symbol	OSCV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/oscv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opus Small Cap Value ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/oscv/ for more recent performance information.
Net Assets	$ 462,110,255
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$462,110,255
Number of Holdings	70
Portfolio Turnover	14%
Net Advisory Fee	$1,413,918
30-Day SEC Yield	1.29%
30-Day SEC Yield Unsubsidized	1.29%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	2.8%
Viper Energy, Inc.	2.8%
Casey’s General Stores, Inc.	2.8%
Tetra Tech, Inc.	2.6%
Texas Roadhouse, Inc.	2.6%
First American Treasury Obligations Fund - Class X	2.6%
KB Home	2.2%
Chemed Corporation	2.1%
Comfort Systems USA, Inc.	2.1%
Primerica, Inc.	2.0%

Security Type	(% of Net Assets)
Common Stocks	97.8%
Money Market Funds	2.6%
Cash & Other	-0.4%

Top Sectors	(% of Net Assets)
Financial	30.4%
Industrial	22.7%
Consumer, Cyclical	12.5%
Consumer, Non-cyclical	12.1%
Energy	10.6%
Utilities	3.7%
Basic Materials	3.5%
Technology	2.3%
Cash & Other	2.2%

Updated Prospectus Web Address	https://aptusetfs.com/oscv/